Post-employment benefit plans - Funded Status of Post-Employment Benefit Plans Cost (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Post-employment benefit asset (liability)	$ (1,657)	$ (2,248)
Plan asset (deficit)
Disclosure of defined benefit plans [line items]
Post-employment benefit asset (liability)	(2,429)	(3,249)
Plan asset (deficit) | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(21,669)	(20,433)
Fair value of plan assets	24,098	23,682
Plan surplus (deficit)	2,429	3,249
Post-employment benefit asset (liability)	1,657	2,248
Plan asset (deficit) | FUNDED | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(20,004)	(18,741)
Fair value of plan assets	23,703	23,291
Plan surplus (deficit)	3,699	4,550
Post-employment benefit asset (liability)	2,927	3,549
Plan asset (deficit) | PARTIALLY FUNDED | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(1,453)	(1,461)
Fair value of plan assets	395	391
Plan surplus (deficit)	(1,058)	(1,070)
Post-employment benefit asset (liability)	(1,058)	(1,070)
Plan asset (deficit) | UNFUNDED | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(212)	(231)
Fair value of plan assets	0	0
Plan surplus (deficit)	(212)	(231)
Post-employment benefit asset (liability)	(212)	(231)
Effect of asset limit
Disclosure of defined benefit plans [line items]
Post-employment benefit asset (liability)	719	980
Effect of asset limit | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect of asset limit	(772)	(1,001)
Effect of asset limit | FUNDED | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect of asset limit	(772)	(1,001)
Effect of asset limit | PARTIALLY FUNDED | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect of asset limit	0	0
Effect of asset limit | UNFUNDED | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect of asset limit	$ 0	$ 0